Segment information (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Sales and revenues
Sales and revenues	$ 14,402	$ 13,423	$ 14,621	$ 13,210	$ 16,075	$ 16,445	$ 17,374	$ 15,981	$ 55,656	$ 65,875	$ 60,138
Reportable segments
Reconciliation of Sales and revenues
Sales and revenues									55,094	64,704	58,413
All Other operating segment
Reconciliation of Sales and revenues
Sales and revenues									886	1,501	2,021
Other
Reconciliation of Sales and revenues
Sales and revenues									(324)	(330)	(296)
Consolidating Adjustments
Reconciliation of Sales and revenues
Sales and revenues									(340)	(353)	(311)
Consolidating Adjustments | Reportable segments
Reconciliation of Sales and revenues
Sales and revenues									0	0	0
Consolidating Adjustments | All Other operating segment
Reconciliation of Sales and revenues
Sales and revenues									0	0	0
Consolidating Adjustments | Other
Reconciliation of Sales and revenues
Sales and revenues									(340)	(353)	(311)
Machinery and Power Systems | Reportable segments
Reconciliation of Sales and revenues
Sales and revenues									51,870	61,614	55,410
Machinery and Power Systems | Business
Reconciliation of Sales and revenues
Sales and revenues									52,694	63,068	57,392
Machinery and Power Systems | Business | Reportable segments
Reconciliation of Sales and revenues
Sales and revenues									51,870	61,614	55,410
Machinery and Power Systems | Business | All Other operating segment
Reconciliation of Sales and revenues
Sales and revenues									886	1,501	2,021
Machinery and Power Systems | Business | Other
Reconciliation of Sales and revenues
Sales and revenues									(62)	(47)	(39)
Financial Products | Business
Reconciliation of Sales and revenues
Sales and revenues									3,302	3,160	3,057
Financial Products | Business | Reportable segments
Reconciliation of Sales and revenues
Sales and revenues									3,224	3,090	3,003
Financial Products | Business | All Other operating segment
Reconciliation of Sales and revenues
Sales and revenues									0	0	0
Financial Products | Business | Other
Reconciliation of Sales and revenues
Sales and revenues									$ 78	$ 70	$ 54